COMMITMENTS AND CONTINGENCIES - Services Agreement (Details Narrative) (Services Agreement with ThinkFire, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Services Agreement with ThinkFire
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Fees for services performed on behalf of entity	$ 104,000	$ 97,000